Note 17 - Fair Value Disclosure Measurements (Details) - Estimated Fair Value of the Company’s Financial Instruments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets:
Cash and cash equivalents	$ 26,193	$ 45,346	$ 34,390	$ 30,635
Cash and cash equivalents	26,193	45,346
Investment securities
Available for sale	157,143	194,472
Available for sale	157,143	194,472
Net loans	428,679	400,654
Net loans	430,502	390,206
Bank-owned life insurance	8,816	8,536
Federal Home Loan Bank stock	1,887	1,887
Accrued interest receivable	2,135	2,163
Financial liabilities:
Deposits	568,836	593,335
Deposits	570,276	592,704
Short-term borrowings	10,809	6,538	7,392
Short-term borrowings	10,809	6,538
Other borrowings	11,609	12,970
Other borrowings	11,787	13,337
Accrued interest payable	364	492
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	26,193	45,346
Investment securities
Available for sale	5	5
Available for sale	5	5
Bank-owned life insurance	8,816	8,536
Federal Home Loan Bank stock	1,887	1,887
Accrued interest receivable	2,135	2,163
Financial liabilities:
Deposits	394,422	396,582
Short-term borrowings	10,809	6,538
Accrued interest payable	364	492
Fair Value, Inputs, Level 2 [Member]
Investment securities
Available for sale	157,138	194,467
Available for sale	157,138	194,467
Fair Value, Inputs, Level 3 [Member]
Investment securities
Net loans	430,502	390,206
Financial liabilities:
Deposits	175,854	196,122
Other borrowings	$ 11,787	$ 13,337